Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial Liabilities
Schedule of financial liabilities

	Thousands of Euros
Financial liabilities	31/12/2019	31/12/2018
Non-current obligations (a)	2,588,030	1,000,000
Senior secured debt (b)	3,285,086	4,771,285
Other loans (b)	216,686	239,686
Finance lease liabilities	—	9,537
Other non-current financial liabilities (d)	59,981	78,955
Non-current lease liabilities (note 9)	696,285	—
Total non-current financial liabilities	6,846,068	6,099,463
Current obligations (a)	89,172	102,978
Senior secured debt (b)	1,803	129,955
Other loans (b)	184,164	24,839
Finance lease liabilities	—	3,348
Other current financial liabilities (d)	41,768	16,262
Current lease liabilities (note 9)	44,405	—
Total current financial liabilities	361,312	277,382

Schedule of details of movement in the Senior Unsecured Notes

	Thousands of Euros
	Opening outstanding		Closing outstanding
	balance 01/01/19	Refinancing	balance 31/12/19
Senior Unsecured Notes (nominal amount)	1,000,000	—	1,000,000
Senior Secured Notes (nominal amount)	—	1,675,000	1,675,000
Total	1,000,000	1,675,000	2,675,000

Schedule of current obligation captions including issue of bearer promissory notes to Group employees

31/12/2018
					Promissory		Interest
			Nominal amount		notes subscribed	Buy back	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands of	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	Euros)	Euros)
Issue of bearer promissory notes	05/05/18	04/05/19	3,000	4.00%	99,990	(1,041)	(1,304)

31/12/2019
					Promissory		Interest
			Nominal amount		notes subscribed	Buy back	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	of Euros)	Euros)
Issue of bearer promissory notes	05/05/19	04/05/20	3,000	5.00%	103,122	(1,170)	(1,686)

Schedule of details of loans and borrowings

					Thousands of Euros
					31/12/2019		31/12/2018
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount

Senior debt - Tranche A	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	—	—	2,052,403	1,949,782
Senior debt - Tranche A	Euros	Euribor + 1.75%	31/01/2017	31/01/2023	—	—	607,000	576,650
Senior debt - Tranche B	US Dollars	Libor + 2.25%	31/01/2017	31/01/2025	—	—	2,620,087	2,548,035
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360,000	1,346,400	—	—
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	2,227,171	2,204,900	—	—

Total senior debt					3,587,171	3,551,300	5,279,490	5,074,467

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	100,000	53,125	100,000	63,750
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	74,375	85,000	85,000
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	85,000	85,000	85,000	85,000

Total EIB Loan					270,000	212,500	270,000	233,750

Revolving Credit	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	—	—	262,009	—
Revolving Credit	US Dollars	Libor + 1.5%	15/11/2019	15/11/2025	445,434	—	—	—

Total Revolving Credit					445,434	—	262,009	—

Other non-current loans	Euros	Euribor - Euribor + 2.30%	25/03/2010	30/09/2024	10,000	4,186	26,680	5,936
Loan transaction costs					—	(266,214)	—	(303,182)

Non-current loans and borrowings					4,312,605	3,501,772	5,838,179	5,010,971

					Thousands of Euros
					31/12/2019		31/12/2018
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount

Senior debt - Tranche A	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	(*)	—	(*)	102,621
Senior debt - Tranche A	Euros	Euribor + 1.75%	31/01/2017	31/01/2023	(*)	—	(*)	30,350
Senior debt - Tranche B	US Dollars	Libor + 2.25%	31/01/2017	31/01/2025	(*)	—	(*)	26,201
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	13,600	(*)	—
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	(*)	22,271	(*)	—

Total senior debt					—	35,871	—	159,172

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	10,625	(*)	—

Total EIB Loan					—	21,250	—	10,625
Other current loans		0.10% - 3.59%			239,782	162,914	144,571	14,214
Loan transaction costs					—	(34,068)	—	(29,217)

Current loans and borrowings					239,782	185,967	144,571	154,794

(*)See amount granted under non-current debt

Schedule of details of maturity of other financial liabilities

	Thousands of Euros
	31/12/2019	31/12/2018
Maturity at:
Up to one year	41,768	16,262
Two years	50,585	21,460
Three years	2,977	49,602
Four years	1,870	2,916
Five years	1,420	1,799
Over five years	3,129	3,178
	101,749	95,217

Schedule of changes in liabilities derived from financing activities

	Thousand of Euros
		Senior Secured
		debt & Other	Finance lease	Other financial
	Obligations	loans	liabilities	liabilities	Total

Book value at January 1, 2018	949,205	5,052,680	9,360	45,640	6,056,885
New financing	99,990	85,000	—	6,789	191,779
Refunds	(92,244)	(45,225)	(1,001)	(20,041)	(158,511)
Bear of interests	31,694	253,673	409	865	286,641
Other movements (note 2)	146,333	(141,998)	—	—	4,335
Collection / Payment of interests	(32,000)	(193,146)	—	—	(225,146)
Business combination	—	—	4,007	57,816	61,823
Foreign exchange differences	—	154,781	110	4,148	159,039
Balance at December 31, 2018	1,102,978	5,165,765	12,885	95,217	6,376,845
New financing	1,778,218	3,780,115	—	12,249	5,570,582
Refunds	(100,215)	(5,447,842)	(73,785)	(8,152)	(5,629,994)
Bear of interests	37,095	171,535	34,558	1,166	244,354
Other movements (note 2)	(108,874)	24,121	761,682	—	676,929
Collection / Payment of interests	(32,000)	(204,179)	—	—	(236,179)
Business combination (note 3)	—	10,233	—	—	10,233
Foreign exchange differences	—	187,991	5,350	1,269	194,610
Balance at December 31, 2019	2,677,202	3,687,739	740,690	101,749	7,207,380

Senior Debt Tranche B, Maturing in 2025
Financial Liabilities
Schedule of senior secured debt by maturity

Details of Tranche B by maturity at 31 December 2019 are as follows:

	US Tranche B			Tranche B in Euros
		Amortization in thousands	Amortization in		Amortization in
	Currency	of US Dollars	thousands of Euros	Currency	thousands of Euros
Maturity
2020	US Dollars	25,000	22,271	Euros	13,600
2021	US Dollars	25,000	22,271	Euros	13,600
2022	US Dollars	25,000	22,271	Euros	13,600
2023	US Dollars	25,000	22,271	Euros	13,600
2024	US Dollars	25,000	22,271	Euros	13,600
2025	US Dollars	25,000	22,271	Euros	13,600
2026	US Dollars	25,000	22,271	Euros	13,600
2027	US Dollars	2,325,000	2,071,274	Euros	1,264,800

Total	US Dollars	2,500,000	2,227,171	Euros	1,360,000